Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating Activities:
Consolidated net loss	$ (16,235)	$ (8,663)	$ (46,378)	$ (23,432)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	38	21	111	51
Share-based compensation	329	129	617	308
Changes in operating assets and liabilities:
Accounts receivable	1	225	777	(254)
Prepaid expenses and other assets	(1,050)	(230)	(1,508)	(1,861)
Accounts payable and accrued liabilities	53	(467)	7,123	977
Lease payments recognized (deferred)			115	(40)
Operating lease right-of-use assets and liabilities, net	(7)	(21)
Net cash used in operating activities	(16,871)	(9,006)	(39,143)	(24,251)
Investing activities:
Purchases of property and equipment	(31)	(41)	(352)	(227)
Net cash used in investing activities	(31)	(41)	(352)	(227)
Financing Activities:
Proceeds from the issuance of Series B and Series C convertible preferred units, net	14,228	0	81,876	9,456
Issuance of common stock under VIE equity incentive plan			0	16
Deferred financing costs	(754)	0	(46)	0
Net cash provided by financing activities	13,474	0	81,830	9,472
Decrease in cash, cash equivalents and restricted cash	(3,428)	(9,047)	42,335	(15,006)
Cash, cash equivalents and restricted cash at beginning of year	67,489	25,154	25,154	40,160
Cash, cash equivalents and restricted cash at end of year	64,061	16,107	67,489	25,154
Supplemental disclosure of cash flow information:
Income taxes paid			15	4
Supplemental disclosure of non-cash investing and financing activities:
Amounts accrued for purchases of property and equipment	25	7	0	10
Right-of-use assets obtained in exchange for operating lease liabilities	0	1,369	1,412	0
Costs incurred in connection with initial public offering included in accounts payable and accrued expenses	1,930	0	795	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	63,650	16,107	67,246	25,154
Restricted cash, non-current	411	0	243	0
Cash, cash equivalents and restricted cash at end of year	$ 64,061	$ 16,107	$ 67,489	$ 25,154